Loans and Borrowings (Tables)	12 Months Ended
Mar. 31, 2019
Borrowings [Abstract]
Summary of Contractual Terms of Corporation's Loans and Borrowings

This note provides information about the contractual terms of the Corporation’s loans and borrowings, which are measured at amortized cost.

	March 31,	March 31,
	2019	2018

Loans and borrowings:

Loan, bearing interest at prime rate plus 1.70% (plus 2.00% before December 21, 2018), secured through a first-ranking mortgage on all movable assets of Biodroga current and future, corporeal and incorporeal, tangible and intangible and reimbursable in monthly principal payments of $89,286 with a final payment of $2,242,844 in December 2019. The Corporation is subject to certain financial covenants under this secured loan. As at March 31, 2019, Neptune was in compliance with these financial covenants. The short-term investment of $2,350,000 reserved as pledge for the loan has been completely released on October 25, 2018 under the terms of the agreement. Amounts presented are net of transaction costs of $110,631 (2018 - $137,787).

	$2,846,501	$3,891,077

Authorized bank line of credit of $2,500,000 bearing interest at prime rate plus 0.50%, expiring on August 31, 2019.	620,000	490,000

Balance of purchase price bearing interest at 5% and finance lease liabilities reimbursed during the year.	—	280,279

	3,466,501	4,661,356
Less current portion of loans and borrowings	3,466,501	4,661,356
Loans and borrowings	$—	$—